Borrowings - Summary of Short-term Borrowing (Parenthetical) (Detail)	Dec. 31, 2023
Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	3.82%
HSBC [member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	5.38%